FINANCIAL INSTRUMENTS - Schedule of Movements in Level 3 Portfolio (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	£ 579,429
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	3	£ 0
At 31 December	579,837	579,429
The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	401,987
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	2	0
At 31 December	369,568	401,987
Level 3 | The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Gains recognised in the income statement within other income	(5)	0
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	(4)	0
Level 3 | The Group | Financial assets at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	1,511	1,829
Exchange and other adjustments	2	85
Gains recognised in the income statement within other income	(72)	20
Purchases/increases to customer loans	397	303
Sales/repayments of customer loans	(794)	(677)
Transfers into the level 3 portfolio	4	0
Transfers out of the level 3 portfolio	(649)	(49)
At 31 December	399	1,511
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	(60)	103
Level 3 | The Group | Financial assets at fair value through other comprehensive income
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	65	60
Exchange and other adjustments	(2)	3
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	(2)	4
Purchases/increases to customer loans	0	0
Sales/repayments of customer loans	(5)	(2)
Transfers into the level 3 portfolio	0	0
Transfers out of the level 3 portfolio	0	0
At 31 December	56	65
Level 3 | The Group | Total level 3 assets carried at fair value, excluding derivatives (recurring basis)
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	1,576	1,889
Exchange and other adjustments	0	88
Gains recognised in the income statement within other income	(72)	20
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	(2)	4
Purchases/increases to customer loans	397	303
Sales/repayments of customer loans	(799)	(679)
Transfers into the level 3 portfolio	4	0
Transfers out of the level 3 portfolio	(649)	(49)
At 31 December	455	1,576
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	(60)	103
Level 3 | The Bank | Financial assets at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	517	409
Exchange and other adjustments	5	101
Gains recognised in the income statement within other income	6	5
Purchases/increases to customer loans	393	258
Sales/repayments of customer loans	(499)	(207)
Transfers into the level 3 portfolio	4	0
Transfers out of the level 3 portfolio	(389)	(49)
At 31 December	37	517
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	11	106
Level 3 | The Bank | Financial assets at fair value through other comprehensive income
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	0	0
Exchange and other adjustments	0	0
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	0	0
Purchases/increases to customer loans	0	0
Sales/repayments of customer loans	0	0
Transfers into the level 3 portfolio	0	0
Transfers out of the level 3 portfolio	0	0
At 31 December	0	0
Level 3 | The Bank | Total level 3 assets carried at fair value, excluding derivatives (recurring basis)
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	517	409
Exchange and other adjustments	5	101
Gains recognised in the income statement within other income	6	5
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	0	0
Purchases/increases to customer loans	393	258
Sales/repayments of customer loans	(499)	(207)
Transfers into the level 3 portfolio	4	0
Transfers out of the level 3 portfolio	(389)	(49)
At 31 December	37	517
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	£ 11	£ 106